Commitments And Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Rental expense under all operating leases	$ 124,800,000	$ 105,200,000	$ 93,400,000
Estimated gross settlement exposure	9,900,000
Cardholders' overdrawn account balances	17,900,000	14,000,000
Cardholders' loss reserve	9,400,000	6,300,000
Recognized gain on investment	4,038,000	793,000	966,000
MetaBank
Loss Contingencies [Line Items]
Advance on behalf of cardholders	1,000,000
Maximum
Loss Contingencies [Line Items]
Cardholder overdraft limit	10
Private Equity Funds
Loss Contingencies [Line Items]
Contributions made	15,000,000	10,800,000
Investments, including gains	17,600,000	11,900,000
Recognized gain on investment	4,000,000	$ 800,000	$ 1,000,000
Private Equity Funds | Maximum
Loss Contingencies [Line Items]
Commitment to invest	$ 20,000,000
Percentage of ownership interests	50.00%